Property, plant and equipment, land use rights, rights-of-use assets, intangible assets and goodwill	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, land use rights, rights-of-use assets, intangible assets and goodwill
13.	Property, plant and equipment, land use rights, rights-of-use assets, intangible assets and goodwill

	Property, plant and equipment	Land use rights	Right-of-use assets	Intangible assets	Goodwill
	RMB ’million	RMB ’million	RMB ’million	RMB ’million	RMB ’million
Net book amounts at January 1, 2025	803	2,364	295	2,049	19,647
Additions	186	—	70	483	—
Business combinations	—	—	—	1,131	818
Depreciation and amortization	(24)	(37)	(54)	(589)	—
Disposals	(2)	—	(1)	(27)	—

Net book amounts at June 30, 2025	963	2,327	310	3,047	20,465

Net book amounts at January 1, 2026	1,201	2,290	287	2,899	20,521
Additions	273	1	14	277	—
Business combinations	92	—	78	3,399	9,241
Depreciation and amortization	(23)	(37)	(57)	(677)	—
Disposals	(3)	—	—	(3)	(5)

Net book amounts at June 30, 2026	1,540	2,254	322	5,895	29,757

The Group used the facilities for issuing payment guarantees of the constructions of buildings and has utilized RMB86 million related to the constructions of buildings as at June 30, 2026.